UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-6718

Dreyfus Investment Grade Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	7/31
Date of reporting period:	4/30/2010

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Inflation Adjusted Securities Fund
April 30, 2010 (Unaudited)

	Principal
Bonds and Notes--98.3%	Amount ($)	Value ($)
U.S. Treasury Inflation Protected Securities:
0.63%, 4/15/13	3,629,987 a	3,730,378
1.25%, 4/14/14	1,198,232 a	1,251,779
1.38%, 7/15/18	3,025,351 a	3,108,548
1.38%, 1/15/20	1,543,511 a	1,559,307
1.63%, 1/15/15	7,206,747 a	7,616,069
1.75%, 1/15/28	2,219,153 a	2,207,711
1.88%, 7/15/15	6,535,312 a,b	7,009,632
1.88%, 7/15/19	7,455,836 a	7,900,271
2.00%, 1/15/14	6,431,504 a	6,894,270
2.00%, 7/15/14	8,860,649 a	9,535,582
2.00%, 1/15/16	6,765,046 a	7,300,966
2.00%, 1/15/26	7,962,937 a	8,279,591
2.13%, 2/15/40	2,371,876 a	2,525,120
2.38%, 1/15/17	2,047,443 a	2,255,385
2.38%, 1/15/25	3,212,625 a,b	3,504,020
2.38%, 1/15/27	1,741,095 a	1,898,201
2.50%, 7/15/16	8,548,241 a	9,513,928
2.50%, 1/15/29	5,683,485 a	6,313,107
2.63%, 7/15/17	5,574,893 a	6,260,867
3.00%, 7/15/12	9,975,227 a	10,807,540
3.38%, 1/15/12	2,441,306 a	2,618,682
3.63%, 4/15/28	7,760,230 a,b	9,891,258
3.88%, 4/15/29	3,652,023 a	4,848,916
Total Bonds and Notes
(cost $121,913,712)		126,831,128

Other Investment--1.1%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,401,000)	1,401,000 [c]	1,401,000

Total Investments (cost $123,314,712)	99.4%	128,232,128
Cash and Receivables (Net)	.6%	784,584
Net Assets	100.0%	129,016,712

a	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

b	Security, or portion thereof, on loan. At April 30, 2010, the total market value of the fund's securities on loan is
$10,959,077 and the total market value of the collateral held by the fund is $13,693,849, consisting of U.S.
Government and Agency securities valued at $13,693,849.
c	Investment in affiliated money market mutual fund.

At April 30, 2010, the aggregate cost of investment securities for income tax purposes was $123,314,712.

Net unrealized appreciation on investments was $4,917,416 of which $4,917,416 related to appreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2010 in valuing the fund's investments:

			Level 3 -
			Significant
	Level 1 -Unadjusted	Level 2 - Other Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
U.S. Treasury	-	126,831,128	-	126,831,128
Mutual Funds	1,401,000	-	-	1,401,000

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities, excluding short-term investments (other than U.S.Treasury Bills), financial futures and options transactions, are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available, and are not valued by a pricing service approved by the Board of Directors, or are determined by the fund not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Board of Directors. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S.Treasury Bills, are carried at amortized cost, which approximates value. Registered investment companies that are not traded on an exchange are valued at their net asset value. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are valued at the mean between the bid and asked price.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended May 31, 2010.These disclosures did not impact the notes to the financial statements.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Intermediate Term Income Fund
April 30, 2010 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--104.5%	Rate (%)	Date	Amount ($)	Value ($)
Advertising--.3%
Lamar Media,
Gtd. Notes	6.63	8/15/15	3,493,000 a	3,458,070
Agriculture--.7%
Altria Group,
Gtd. Notes	9.70	11/10/18	5,100,000	6,423,516
Philip Morris International,
Sr. Unscd. Notes	5.65	5/16/18	2,175,000	2,382,632
				8,806,148
Asset-Backed Ctfs./Auto Receivables--3.6%
Ally Auto Receivables Trust,
Ser. 2010-1, Cl. B	3.29	3/15/15	3,975,000 b	3,880,395
Americredit Automobile Receivables
Trust, Ser. 2010-1, Cl. C	5.19	8/17/15	1,395,000	1,439,692
Americredit Automobile Receivables
Trust, Ser. 2007-CM, Cl. A3A	5.42	5/7/12	1,145,914	1,156,441
Americredit Prime Automobile
Receivables, Ser. 2007-1, Cl. B	5.35	9/9/13	70,000	72,265
Americredit Prime Automobile
Receivables, Ser. 2007-1, Cl. C	5.43	2/10/14	70,000	72,363
Americredit Prime Automobile
Receivables, Ser. 2007-1, Cl. E	6.96	3/8/16	6,504,306 b	6,078,411
Capital Auto Receivables Asset
Trust, Ser. 2007-1, Cl. D	6.57	9/16/13	1,708,000 b	1,763,772
Capital One Auto Finance Trust,
Ser. 2007-B, Cl. A3B	0.25	4/15/12	639,994 c	639,566
Carmax Auto Owner Trust,
Ser. 2010-1, Cl. B	3.75	12/15/15	980,000	984,731
Chrysler Financial Lease Trust,
Ser. 2010-A, Cl. C	4.49	9/16/13	2,600,000 b	2,597,911
Ford Credit Auto Owner Trust,

Ser. 2006-C, Cl. C	5.47	9/15/12	340,000	356,345
Ford Credit Auto Owner Trust,
Ser. 2007-B, Cl. B	5.69	11/15/12	7,205,000	7,698,060
Ford Credit Auto Owner Trust,
Ser. 2007-A, Cl. D	7.05	12/15/13	5,100,000 b	5,463,354
Ford Credit Auto Owner Trust,
Ser. 2006-B, Cl. D	7.12	2/15/13	1,600,000 b	1,670,092
Franklin Auto Trust,
Ser. 2008-A, Cl. B	6.10	5/20/16	2,970,000 b	3,123,141
Hyundai Auto Receivables Trust,
Ser. 2006-B, Cl. C	5.25	5/15/13	311,261	316,209
JP Morgan Auto Receivables Trust,
Ser. 2008-A, Cl. CFTS	5.22	7/15/15	1,942,636 b	1,859,789
JPMorgan Auto Receivables Trust,
Ser. 2008-A, Cl. D	5.22	7/15/15	2,658,425 b	2,672,617
Wachovia Auto Loan Owner Trust,
Ser. 2007-1, Cl. C	5.45	10/22/12	1,876,000	1,930,061
Wachovia Auto Loan Owner Trust,
Ser. 2007-1, Cl. D	5.65	2/20/13	1,160,000	1,200,058
				44,975,273
Asset-Backed Ctfs./Home Equity Loans--1.9%
Ameriquest Mortgage Securities,
Ser. 2003-11, Cl. AF6	5.14	1/25/34	751,086 c	746,882
Bayview Financial Acquisition
Trust, Ser. 2005-B, Cl. 1A6	5.21	4/28/39	3,603,465 c	3,381,843
Carrington Mortgage Loan Trust,
Ser. 2005-NC5, Cl. A2	0.58	10/25/35	2,738,530 c	2,606,909
Citigroup Mortgage Loan Trust,
Ser. 2005-HE1, Cl. M1	0.69	5/25/35	1,161,849 c	1,144,417
Citigroup Mortgage Loan Trust,
Ser. 2005-WF1, Cl. A5	5.01	11/25/34	3,667,445 c	3,135,666
CS First Boston Mortgage
Securities, Ser. 2005-FIX1,
Cl. A5	4.90	5/25/35	262,267 c	222,621
First Franklin Mortgage Loan Asset
Backed Certificates,
Ser. 2005-FF2, Cl. M1	0.66	3/25/35	2,147,895 c	2,118,929

Home Equity Asset Trust,
Ser. 2005-2, Cl. M1	0.71	7/25/35	1,049,644 c	1,031,668
JP Morgan Mortgage Acquisition,
Ser. 2007-CH1, Cl. AF1B	5.94	10/25/36	8,330 c	8,282
JPMorgan Mortgage Acquisition,
Ser. 2006-CH2, Cl. AV2	0.31	10/25/36	1,327,979 c	1,274,493
Mastr Asset Backed Securities
Trust, Ser. 2006-AM1, Cl. A2	0.39	1/25/36	551,350 c	530,777
Morgan Stanley Capital,
Ser. 2004-NC1, Cl. M2	2.59	12/27/33	1,715,069 c	1,467,169
Option One Mortgage Loan Trust,
Ser. 2004-2, Cl. M2	1.31	5/25/34	1,211,900 c	878,975
Residential Asset Mortgage
Products, Ser. 2003-RS9,
Cl. MI1	5.80	10/25/33	44,230 c	22,926
Residential Asset Securities,
Ser. 2005-EMX4, Cl. A2	0.52	11/25/35	1,943,585 c	1,914,857
Securitized Asset Backed
Receivables, Ser. 2004-OP2,
Cl. M2	1.31	8/25/34	3,787,369 c	2,731,488
				23,217,902
Asset-Backed Ctfs./Manufactured Housing--.2%
Conseco Financial,
Ser. 1994-7, Cl. M1	9.25	3/15/20	522,519	526,521
Origen Manufactured Housing,
Ser. 2005-B, Cl. A2	5.25	12/15/18	897,381	909,301
Origen Manufactured Housing,
Ser. 2005-B, Cl. M2	6.48	1/15/37	1,745,000	1,592,998
Vanderbilt Mortgage Finance,
Ser. 1999-A, Cl. 1A6	6.75	3/7/29	80,000 c	76,537
				3,105,357
Automobiles--.5%
Goodyear Tire & Rubber,
Gtd. Notes	8.63	12/1/11	3,004,000	3,150,445
Lear,
Gtd. Bonds	7.88	3/15/18	2,235,000	2,288,081
Lear,

Gtd. Notes	8.13	3/15/20	1,090,000	1,117,250
				6,555,776
Banks--5.3%
BAC Capital Trust XIV,
Gtd. Notes	5.63	12/31/49	6,605,000 c	4,887,700
Barclays Bank,
Sr. Unscd. Notes, Ser. 1	5.00	9/22/16	1,655,000	1,717,058
Barclays Bank,
Sr. Unscd. Notes	6.75	5/22/19	545,000	612,954
Barclays Bank,
Sub. Notes	10.18	6/12/21	1,508,000 b	1,972,117
Citigroup,
Sr. Unscd. Notes	5.50	4/11/13	9,785,000	10,340,142
Citigroup,
Sr. Unscd. Notes	6.13	5/15/18	6,210,000	6,449,737
Discover Bank,
Sub. Notes	7.00	4/15/20	1,750,000	1,801,255
JPMorgan Chase & Co.,
Sr. Unscd. Notes	6.00	1/15/18	4,790,000	5,172,711
Lloyds TSB Bank,
Bank Gtd. Notes	5.80	1/13/20	6,045,000 b	6,002,026
Manufacturers & Traders Trust,
Sub. Notes	5.59	12/28/20	475,000 c	444,333
Morgan Stanley,
Sr. Unscd. Notes	5.30	3/1/13	1,680,000	1,778,125
Morgan Stanley,
Sr. Unscd. Notes	5.75	8/31/12	1,180,000	1,255,238
NB Capital Trust IV,
Gtd. Cap. Secs.	8.25	4/15/27	1,290,000	1,309,350
UBS,
Sr. Unscd. Notes	3.88	1/15/15	3,100,000	3,132,101
USB Capital IX,
Gtd. Notes	6.19	10/29/49	8,315,000 c	7,306,806
Wells Fargo Capital XIII,
Gtd. Secs.	7.70	12/29/49	10,855,000 c	11,343,475
				65,525,128
Building Materials--.3%

Masco,
Sr. Unscd. Bonds	7.13	3/15/20	3,090,000	3,175,383
Chemicals--.3%
Dow Chemical,
Sr. Unscd. Notes	8.55	5/15/19	2,885,000	3,531,023
Praxair,
Sr. Unscd. Notes	5.25	11/15/14	110,000	121,800
Praxair,
Sr. Unscd. Notes	5.38	11/1/16	45,000	49,238
				3,702,061
Coal--.2%
Consol Energy,
Gtd. Notes	8.00	4/1/17	1,585,000 b	1,682,081
Consol Energy,
Gtd. Notes	8.25	4/1/20	1,070,000 b	1,144,900
				2,826,981
Commercial & Professional Services--1.2%
Aramark,
Gtd. Notes	8.50	2/1/15	2,978,000 a	3,071,063
Ceridian,
Sr. Unscd. Notes	11.25	11/15/15	900,000 c	931,500
ERAC USA Finance,
Gtd. Notes	5.60	5/1/15	550,000 b	585,708
ERAC USA Finance,
Gtd. Notes	6.38	10/15/17	6,150,000 b	6,879,014
ERAC USA Finance,
Gtd. Notes	7.00	10/15/37	220,000 b	235,337
Iron Mountain,
Sr. Sub. Notes	8.38	8/15/21	3,125,000	3,316,406
				15,019,028
Commercial Mortgage Pass-Through Ctfs.--11.7%
Banc of America Commercial
Mortgage, Ser. 2004-6, Cl. A5	4.81	12/10/42	2,750,000	2,865,030
Banc of America Commercial
Mortgage, Ser. 2007-4, Cl. A4	5.74	2/10/51	1,250,000 c	1,282,818
Bear Stearns Commercial Mortgage
Securities, Ser. 2003-T12,

Cl. A3	4.24	8/13/39	205,961 c	211,748
Bear Stearns Commercial Mortgage
Securities, Ser. 2004-PWR5,
Cl. A2	4.25	7/11/42	1,266,609	1,268,974
Bear Stearns Commercial Mortgage
Securities, Ser. 2005-T18
Cl. A2	4.56	2/13/42	2,520,835 c	2,547,659
Bear Stearns Commercial Mortgage
Securities, Ser. 2004-PWR5,
Cl. A3	4.57	7/11/42	110,000	111,643
Bear Stearns Commercial Mortgage
Securities, Ser. 2004-T14,
Cl. A4	5.20	1/12/41	6,310,000 c	6,703,398
Bear Stearns Commercial Mortgage
Securities, Ser. 2007-T26,
Cl. A4	5.47	1/12/45	5,055,000 c	5,230,332
Bear Stearns Commercial Mortgage
Securities, Ser. 2006-PW13,
Cl. A3	5.52	9/11/41	35,000	36,785
Bear Stearns Commercial Mortgage
Securities, Ser. 2006-PW12,
Cl. AAB	5.70	9/11/38	715,000 c	775,621
Bear Stearns Commercial Mortgage
Securities, Ser. 2007-T28,
Cl. A4	5.74	9/11/42	6,845,000 c	7,207,146
Citigroup Commercial Mortgage
Trust, Ser. 2007-C6, Cl. A4	5.70	12/10/49	2,897,000 c	2,943,120
Credit Suisse/Morgan Stanley
Commercial Mortgage
Certificates, Ser. 2006-HC1A,
Cl. A1	0.44	5/15/23	5,148,695 b,c	5,005,932
Crown Castle Towers,
Ser. 2006-1A, Cl. AFX	5.24	11/15/36	5,760,000 b	6,024,577
Crown Castle Towers,
Ser. 2006-1A, Cl. B	5.36	11/15/36	4,670,000 b	4,885,634
Crown Castle Towers,
Ser. 2006-1A, Cl. C	5.47	11/15/36	1,395,000 b	1,459,328

Crown Castle Towers,
Ser. 2006-1A, Cl. D	5.77	11/15/36	3,325,000 b	3,483,856
Crown Castle Towers,
Ser. 2006-1A, Cl. E	6.07	11/15/36	1,135,000 b	1,189,925
Crown Castle Towers,
Ser. 2006-1A, Cl. F	6.65	11/15/36	2,645,000 b	2,772,269
CS First Boston Mortgage
Securities, Ser. 2004-C3,
Cl. A3	4.30	7/15/36	1,030,692	1,031,035
CS First Boston Mortgage
Securities, Ser. 2005-C4,
Cl. A2	5.02	8/15/38	50,000	49,963
CS First Boston Mortgage
Securities, Ser. 2005-C4,
Cl. AAB	5.07	8/15/38	3,345,000 c	3,509,331
CS First Boston Mortgage
Securities, Ser. 2005-C5,
Cl. A4	5.10	8/15/38	6,230,000 c	6,480,526
CS First Boston Mortgage
Securities, Ser. 2001-CF2,
Cl. G	6.93	2/15/34	130,000 b	128,329
First Union National Bank
Commercial Mortgage,
Ser. 2001-C2, Cl. A2	6.66	1/12/43	2,156,935	2,215,793
GE Capital Commercial Mortgage,
Ser. 2004-C2, Cl. A4	4.89	3/10/40	6,000,000	6,238,569
GMAC Commercial Mortgage
Securities, Ser. 2004-C3,
Cl. A3	4.21	12/10/41	832,368	833,151
Goldman Sachs Mortgage Securities
Corporation II, Ser. 2007-EOP,
Cl. B	0.50	3/6/20	1,630,000 b,c	1,459,762
Goldman Sachs Mortgage Securities
Corporation II, Ser. 2007-EOP,
Cl. E	0.69	3/6/20	610,000 b,c	529,314
Goldman Sachs Mortgage Securities
Corporation II, Ser. 2007-EOP,

Cl. F	0.73	3/6/20	5,680,000 b,c	4,889,371
Goldman Sachs Mortgage Securities
Corporation II, Ser. 2007-EOP,
Cl. G	0.77	3/6/20	3,110,000 b,c	2,637,214
Goldman Sachs Mortgage Securities
Corporation II, Ser. 2007-EOP,
Cl. H	0.90	3/6/20	25,000 b,c	20,994
Goldman Sachs Mortgage Securities
Corporation II, Ser. 2007-EOP,
Cl. K	1.30	3/6/20	2,380,000 b,c	1,969,008
Goldman Sachs Mortgage Securities
Corporation II, Ser. 2007-EOP,
Cl. L	1.55	3/6/20	6,725,000 b,c	5,414,079
Greenwich Capital Commercial
Funding, Ser. 2004-GG1, Cl. A7	5.32	6/10/36	650,000 c	688,017
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2003-CB7, Cl. A3	4.45	1/12/38	4,015,000	4,064,433
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2005-LDP5, Cl. A2	5.20	12/15/44	1,250,000	1,284,088
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2009-IWST, Cl. B	7.15	12/5/27	1,200,000 b	1,350,049
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2009-IWST, Cl. C	7.45	12/5/27	4,065,000 b,c	4,417,575
LB-UBS Commercial Mortgage Trust,
Ser. 2004-C7, Cl. A2	3.99	10/15/29	724,452	724,514
LB-UBS Commercial Mortgage Trust,
Ser. 2005-C3, Cl. A5	4.74	7/15/30	2,280,000	2,352,791
Merrill Lynch Mortgage Trust,
Ser. 2003-KEY1, Cl. A2	4.44	11/12/35	1,558,290	1,563,721
Merrill Lynch Mortgage Trust,
Ser. 2005-LC1, Cl. A2	5.20	1/12/44	3,299,954 c	3,336,582
Merrill Lynch Mortgage Trust,
Ser. 2005-CKI1, Cl. A2	5.21	11/12/37	300,000 c	304,045

Merrill Lynch Mortgage Trust,
Ser. 2005-CKI1, Cl. A6	5.23	11/12/37	4,035,000 c	4,237,452
Merrill Lynch Mortgage Trust,
Ser. 2005-LC1, Cl. A4	5.29	1/12/44	1,665,000 c	1,743,534
Merrill Lynch Mortgage Trust,
Ser. 2002-MW1, Cl. A3	5.40	7/12/34	450,231	460,439
Merrill Lynch/Countrywide
Commercial Mortgage Trust,
Ser. 2006-2, Cl. A4	5.91	6/12/46	5,485,000 c	5,816,262
Morgan Stanley Capital I,
Ser. 2006-IQ12, Cl. AAB	5.33	12/15/43	100,000	106,937
Morgan Stanley Capital I,
Ser. 2007-T25, Cl. A3	5.51	11/12/49	5,775,000 c	6,000,263
Morgan Stanley Capital I,
Ser. 2007-T27, Cl. A4	5.65	6/11/42	7,160,000 c	7,520,821
Morgan Stanley Dean Witter Capital
I, Ser. 2001-TOP3, Cl. A4	6.39	7/15/33	58,662	60,928
Morgan Stanley Dean Witter Capital
I, Ser. 2001-PPM, Cl. A3	6.54	2/15/31	13,809	14,180
SBA CMBS Trust,
Ser. 2006-1A, Cl. A	5.31	11/15/36	1,550,000 b	1,608,630
SBA CMBS Trust,
Ser. 2006-1A, Cl. D	5.85	11/15/36	1,925,000 b	1,998,921
SBA CMBS Trust,
Ser. 2006-1A, Cl. E	6.17	11/15/36	1,155,000 b	1,198,880
TIAA Seasoned Commercial Mortgage
Trust, Ser. 2007-C4, Cl. A3	6.07	8/15/39	495,000 c	540,137
Wachovia Bank Commercial Mortgage
Trust, Ser. 2005-C16, Cl. A2	4.38	10/15/41	943,763	961,429
				145,766,862
Diversified Financial Services--6.7%
American Express,
Sr. Unscd. Notes	7.25	5/20/14	5,255,000	6,018,609
Ameriprise Financial,
Jr. Sub. Notes	7.52	6/1/66	3,441,000 c	3,501,218
BSKYB Finance UK,
Gtd. Notes	6.50	10/15/35	2,980,000 b	3,216,371

Capital One Bank USA,
Sub. Notes		8.80	7/15/19	3,490,000	4,286,669
Caterpillar Financial Services,
Sr. Unscd. Notes		7.15	2/15/19	3,555,000	4,254,357
Countrywide Home Loans,
Gtd. Notes, Ser. L		4.00	3/22/11	1,820,000	1,865,522
Credit Suisse Guernsey,
Jr. Sub. Notes		5.86	12/29/49	2,930,000 c	2,779,837
Credit Suisse USA,
Gtd. Notes		5.50	8/16/11	1,215,000	1,278,162
Discover Financial Services,
Sr. Unscd. Notes		10.25	7/15/19	3,312,000	4,066,334
FCE Bank,
Sr. Unscd. Notes	EUR	7.13	1/16/12	1,050,000 d	1,425,985
Ford Motor Credit,
Sr. Unscd. Notes		8.00	12/15/16	4,910,000 a	5,240,266
Fresenius US Finance II,
Gtd. Notes		9.00	7/15/15	3,000,000 b	3,390,000
General Electric Capital,
Sr. Unscd. Notes		5.25	10/19/12	1,390,000	1,498,540
General Electric Capital,
Sr. Unscd. Notes		5.63	5/1/18	6,415,000	6,808,291
Harley-Davidson Funding,
Gtd. Notes		5.75	12/15/14	5,980,000 b	6,133,614
Hutchison Whampoa International,
Gtd. Notes		5.75	9/11/19	3,820,000 b	4,013,857
Hutchison Whampoa International,
Gtd. Notes		7.63	4/9/19	1,390,000 b	1,641,205
Invesco,
Gtd. Notes		5.38	2/27/13	380,000	395,073
Invesco,
Gtd. Notes		5.38	12/15/14	25,000	25,511
Invesco,
Gtd. Notes		5.63	4/17/12	6,510,000	6,811,771
Jefferies Group,
Sr. Unscd. Notes		5.88	6/8/14	100,000	106,402
Jefferies Group,

Sr. Unscd. Debs.	6.25	1/15/36	850,000	751,008
Leucadia National,
Sr. Unscd. Notes	7.13	3/15/17	3,135,000	3,119,325
MBNA Capital A,
Gtd. Cap. Secs., Ser. A	8.28	12/1/26	2,285,000	2,330,700
MBNA,
Sr. Unscd. Notes	6.13	3/1/13	1,345,000	1,452,636
Merrill Lynch & Co.,
Sub. Notes	5.70	5/2/17	1,025,000	1,030,341
Merrill Lynch & Co.,
Sr. Unscd. Notes	6.40	8/28/17	50,000	52,564
Nisource Capital Markets,
Sr. Unscd. Notes	7.86	3/27/17	105,000	116,695
Pearson Dollar Finance Two,
Gtd. Notes	6.25	5/6/18	2,990,000 b	3,257,470
Reynolds Group,
Sr. Scd. Notes	7.75	10/15/16	2,885,000 b	3,000,400
				83,868,733
Electric Utilities--2.7%
AES,
Sr. Unscd. Notes	7.75	10/15/15	3,515,000	3,602,875
AES,
Sr. Unscd. Notes	8.00	10/15/17	1,485,000	1,536,975
Cleveland Electric Illuminating,
Sr. Unscd. Notes	5.70	4/1/17	910,000	963,859
Commonwealth Edison,
First Mortgage Bonds	6.15	9/15/17	60,000	67,193
Consolidated Edison of NY,
Sr. Unscd. Debs., Ser. 06-D	5.30	12/1/16	675,000	740,946
Consumers Energy,
First Mortgage Bonds	6.70	9/15/19	1,585,000	1,837,586
Duke Energy Carolinas,
Sr. Unscd. Notes	5.63	11/30/12	50,000	55,176
Enel Finance International,
Gtd. Bonds	6.25	9/15/17	2,965,000 b	3,187,669
Exelon Generation,
Sr. Unscd. Notes	5.20	10/1/19	2,200,000	2,276,657

IPALCO Enterprises,
Sr. Scd. Notes	8.63	11/14/11	140,000 c	148,750
National Grid,
Sr. Unscd. Notes	6.30	8/1/16	2,802,000	3,160,118
Nevada Power,
Mortgage Notes	6.50	8/1/18	2,620,000	2,932,016
Nevada Power,
Mortgage Notes, Ser. R	6.75	7/1/37	395,000	441,057
NiSource Finance,
Gtd. Notes	5.25	9/15/17	650,000	668,141
NiSource Finance,
Gtd. Notes	6.40	3/15/18	1,530,000	1,674,790
NiSource Finance,
Gtd. Notes	7.88	11/15/10	720,000	745,643
NRG Energy,
Gtd. Notes	7.38	1/15/17	3,135,000	3,095,813
Pepco Holdings,
Sr. Unscd. Notes	0.88	6/1/10	2,540,000 c	2,540,988
Progress Energy,
Sr. Unscd. Notes	7.05	3/15/19	2,800,000	3,231,354
Sierra Pacific Power,
Mortgage Notes, Ser. P	6.75	7/1/37	550,000	614,130
				33,521,736
Entertainment--.4%
Ameristar Casinos,
Gtd. Notes	9.25	6/1/14	1,781,000	1,878,955
Penn National Gaming,
Sr. Sub. Notes	8.75	8/15/19	3,055,000 a,b	3,200,113
				5,079,068
Environmental Control--1.0%
Allied Waste North America,
Gtd. Notes, Ser. B	7.13	5/15/16	1,025,000	1,119,908
Republic Services,
Gtd. Notes	5.50	9/15/19	3,225,000 b	3,391,929
Veolia Environnement,
Sr. Unscd. Notes	5.25	6/3/13	3,820,000	4,112,050
Waste Management,

Sr. Unscd. Notes	7.00	7/15/28	2,395,000	2,713,679
Waste Management,
Gtd. Notes	7.38	3/11/19	925,000	1,099,806
				12,437,372
Food & Beverages--1.7%
Anheuser-Busch InBev Worldwide,
Gtd. Notes	8.20	1/15/39	7,330,000 b	9,704,253
Delhaize Group,
Gtd. Notes	6.50	6/15/17	75,000 a	84,574
Kraft Foods,
Sr. Unscd. Notes	6.00	2/11/13	165,000	182,968
Kraft Foods,
Sr. Unscd. Notes	6.88	2/1/38	5,410,000	6,105,028
Stater Brothers Holdings,
Gtd. Notes	7.75	4/15/15	2,318,000	2,364,360
Stater Brothers Holdings,
Gtd. Notes	8.13	6/15/12	2,617,000	2,639,899
				21,081,082
Foreign/Governmental--1.8%
Banco Nacional de Desenvolvimento
Economico e Social, Notes	5.50	7/12/20	2,085,000 b	2,085,000
Province of Quebec Canada,
Unscd. Notes	4.60	5/26/15	2,795,000	3,025,766
Republic of Korea,
Sr. Unscd. Notes	7.13	4/16/19	1,500,000	1,795,773
Republic of Peru,
Sr. Unscd. Bonds	6.55	3/14/37	5,605,000	5,969,325
Russian Foreign Bond,
Bonds	5.00	4/29/20	6,455,000 a,b	6,350,106
United Mexican States,
Sr. Unscd. Notes	5.63	1/15/17	2,910,000	3,135,525
				22,361,495
Health Care--1.6%
Bausch & Lomb,
Sr. Unscd. Notes	9.88	11/1/15	2,450,000	2,600,063
Biomet,
Gtd. Notes	11.63	10/15/17	3,810,000	4,286,250

Community Health Systems,
Gtd. Notes	8.88	7/15/15	2,995,000	3,152,238
HCA,
Sr. Unscd. Notes	6.30	10/1/12	2,370,000	2,417,400
HCA,
Sr. Unscd. Notes	6.75	7/15/13	2,765,000	2,820,300
HCA,
Sr. Unscd. Notes	8.75	9/1/10	1,149,000	1,177,725
Quest Diagnostic,
Gtd. Notes	5.75	1/30/40	3,135,000	3,057,888
Wyeth,
Gtd. Notes	6.95	3/15/11	580,000 c	612,030
				20,123,894
Manufacturing--.4%
Bombardier,
Sr. Notes	7.75	3/15/20	1,800,000 b	1,921,500
Bombardier,
Sr. Unscd. Notes	8.00	11/15/14	3,075,000 b	3,244,125
Siemens Financieringsmaatschappij,
Gtd. Notes	5.75	10/17/16	100,000 b	111,265
				5,276,890
Media--5.3%
CCO Holdings Capital,
Gtd. Notes	7.88	4/30/18	2,590,000 b	2,648,275
Clear Channel Worldwide,
Gtd. Notes	9.25	12/15/17	90,000 a,b	96,525
Clear Channel Worldwide,
Gtd. Notes	9.25	12/15/17	3,065,000 b	3,298,706
Comcast,
Gtd. Notes	6.30	11/15/17	2,850,000	3,163,708
Cox Communications,
Sr. Unscd. Notes	6.25	6/1/18	3,535,000 a,b	3,865,883
CSC Holdings,
Sr. Unscd. Notes	8.50	4/15/14	2,910,000 b	3,135,525
CSC Holdings,
Sr. Unscd. Notes	8.63	2/15/19	1,825,000 b	2,002,938
DirecTV Holdings,

Gtd. Notes	5.88	10/1/19	1,130,000	1,202,016
DirecTV Holdings,
Gtd. Notes	7.63	5/15/16	2,980,000	3,330,487
Discovery Communications,
Gtd. Notes	5.63	8/15/19	1,343,000	1,432,839
Dish DBS,
Gtd. Notes	7.75	5/31/15	3,500,000	3,692,500
NBC Universal,
Notes	5.15	4/30/20	3,170,000 b	3,213,217
News America Holdings,
Gtd. Debs.	7.70	10/30/25	775,000	908,688
News America,
Gtd. Notes	6.15	3/1/37	6,990,000	7,180,233
News America,
Gtd. Notes	6.65	11/15/37	3,220,000	3,495,841
News America,
Gtd. Debs.	7.63	11/30/28	90,000	101,813
Reed Elsevier Capital,
Gtd. Notes	4.63	6/15/12	6,130,000	6,463,699
Time Warner Cable,
Gtd. Notes	5.85	5/1/17	3,740,000	4,059,478
Time Warner Cable,
Gtd. Notes	6.75	7/1/18	5,430,000	6,166,227
Time Warner,
Gtd. Notes	5.88	11/15/16	5,645,000	6,276,501
				65,735,099
Mining--1.1%
Freeport-McMoRan Copper & Gold,
Sr. Unscd. Notes	8.38	4/1/17	2,885,000	3,239,108
Rio Tinto Finance USA,
Gtd. Notes	5.88	7/15/13	3,340,000	3,693,205
Teck Resources,
Sr. Scd. Notes	10.25	5/15/16	2,815,000	3,406,150
Teck Resources,
Sr. Scd. Notes	10.75	5/15/19	2,410,000	3,012,500
				13,350,963
Office And Business Equipment--.3%

Xerox,
Sr. Unscd. Notes	5.50	5/15/12	792,000	845,146
Xerox,
Sr. Unscd. Notes	5.65	5/15/13	1,075,000	1,154,791
Xerox,
Sr. Unscd. Notes	8.25	5/15/14	1,145,000	1,342,203
				3,342,140
Oil & Gas--2.2%
Chesapeake Energy,
Gtd. Notes	9.50	2/15/15	2,710,000	2,984,388
EQT,
Sr. Unscd. Notes	8.13	6/1/19	2,955,000	3,588,974
Husky Energy,
Sr. Unscd. Notes	7.25	12/15/19	2,850,000	3,368,860
Marathon Oil,
Sr. Unscd. Notes	7.50	2/15/19	497,000	592,515
Newfield Exploration,
Sr. Sub. Notes	7.13	5/15/18	795,000	822,825
Petro-Canada,
Sr. Unscd. Notes	6.80	5/15/38	4,060,000	4,525,365
Petrohawk Energy,
Gtd. Notes	10.50	8/1/14	1,505,000	1,670,550
Range Resouces,
Gtd. Notes	8.00	5/15/19	4,345,000	4,714,325
Sempra Energy,
Sr. Unscd. Notes	6.50	6/1/16	2,720,000	3,096,475
Valero Energy,
Sr. Unscd. Notes	6.13	2/1/20	2,100,000	2,184,838
				27,549,115
Packaging & Containers--.2%
Crown Americas,
Gtd. Notes	7.63	11/15/13	230,000	238,338
Crown Americas,
Gtd. Notes	7.75	11/15/15	2,340,000	2,439,450
				2,677,788
Paper & Paper Related--.3%
Georgia-Pacific,

Gtd. Notes	7.00	1/15/15	1,310,000 b	1,368,950
Georgia-Pacific,
Gtd. Notes	8.25	5/1/16	2,035,000 b	2,238,500
				3,607,450
Pipelines--1.2%
ANR Pipeline,
Sr. Unscd. Notes	7.00	6/1/25	50,000	54,630
El Paso Natural Gas,
Sr. Unscd. Notes	5.95	4/15/17	20,000	21,310
El Paso,
Sr. Unscd. Notes	7.00	6/15/17	2,875,000	2,968,113
El Paso,
Sr. Unscd. Notes	8.25	2/15/16	2,870,000	3,128,300
Kinder Morgan Energy Partners,
Sr. Unscd. Notes	6.85	2/15/20	4,340,000	5,007,253
Plains All American Pipeline,
Gtd. Notes	5.75	1/15/20	3,089,000	3,227,591
				14,407,197
Property & Casualty Insurance--2.5%
ACE INA Holdings,
Gtd. Notes	5.70	2/15/17	85,000 a	92,122
ACE INA Holdings,
Gtd. Notes	5.80	3/15/18	2,300,000	2,505,599
Allstate,
Sr. Unscd. Debs.	6.75	5/15/18	2,835,000 a	3,159,145
Cincinnati Financial,
Sr. Unscd. Notes	6.13	11/1/34	459,000	437,500
Cincinnati Financial,
Sr. Unscd. Debs.	6.92	5/15/28	701,000	735,381
Hanover Insurance Group,
Sr. Unscd. Notes	7.50	3/1/20	775,000	814,096
Hanover Insurance Group,
Sr. Unscd. Notes	7.63	10/15/25	1,745,000	1,740,189
HUB International Holdings,
Sr. Sub. Notes	10.25	6/15/15	3,025,000 b	2,964,500
Lincoln National,
Sr. Unscd. Notes	6.25	2/15/20	1,645,000	1,761,529

MetLife,
Sr. Unscd. Notes	7.72	2/15/19	2,544,000	3,017,848
Nippon Life Insurance,
Sub. Notes	4.88	8/9/10	4,100,000 b	4,129,135
Principal Financial Group,
Gtd. Notes	8.88	5/15/19	2,600,000	3,212,464
Prudential Financial,
Sr. Unscd. Notes	4.75	9/17/15	2,960,000	3,075,922
Willis North America,
Gtd. Notes	6.20	3/28/17	1,500,000	1,538,046
Willis North America,
Gtd. Notes	7.00	9/29/19	2,355,000	2,498,693
				31,682,169
Real Estate--3.9%
Boston Properties,
Sr. Unscd. Notes	5.00	6/1/15	810,000	847,397
Boston Properties,
Sr. Unscd. Notes	5.63	4/15/15	2,030,000	2,182,382
Boston Properties,
Sr. Unscd. Notes	6.25	1/15/13	140,000	152,412
Duke Realty,
Sr. Unscd. Notes	5.88	8/15/12	790,000	831,306
Duke Realty,
Sr. Unscd. Notes	6.75	3/15/20	545,000	573,054
Duke Realty,
Sr. Unscd. Notes	8.25	8/15/19	2,565,000	2,919,152
ERP Operating,
Sr. Unscd. Notes	5.75	6/15/17	1,220,000	1,310,189
Federal Realty Investment Trust,
Sr. Unscd. Notes	5.40	12/1/13	1,525,000	1,624,888
Federal Realty Investment Trust,
Sr. Unscd. Bonds	5.65	6/1/16	550,000	555,190
Federal Realty Investment Trust,
Sr. Unscd. Notes	6.00	7/15/12	1,625,000	1,738,181
Federal Realty Investment Trust,
Sr. Unscd. Notes	6.20	1/15/17	145,000	150,193
Healthcare Realty Trust,

Sr. Unscd. Notes	5.13	4/1/14	7,695,000	7,864,852
Healthcare Realty Trust,
Sr. Unscd. Notes	8.13	5/1/11	225,000	238,238
HRPT Properties Trust,
Sr. Unscd. Notes	0.86	3/16/11	3,725,000 c	3,671,654
Liberty Property,
Sr. Unscd. Notes	5.50	12/15/16	190,000	194,845
Liberty Property,
Sr. Unscd. Notes	6.63	10/1/17	1,100,000	1,151,017
Mack-Cali Realty,
Sr. Unscd. Notes	5.13	1/15/15	145,000	146,607
Mack-Cali Realty,
Sr. Unscd. Notes	5.25	1/15/12	2,145,000	2,235,004
Mack-Cali Realty,
Sr. Unscd. Notes	5.80	1/15/16	690,000	727,650
National Retail Properties,
Sr. Unscd. Notes	6.15	12/15/15	3,180,000	3,244,522
Regency Centers,
Gtd. Notes	5.25	8/1/15	1,777,000	1,811,667
Regency Centers,
Gtd. Notes	5.88	6/15/17	210,000	214,353
Simon Property Group,
Sr. Unscd. Notes	4.88	8/15/10	1,590,000	1,602,887
Simon Property Group,
Sr. Unscd. Notes	6.75	2/1/40	4,656,000	4,958,202
WEA Finance,
Gtd. Notes	7.13	4/15/18	4,015,000 b	4,544,410
WEA Finance,
Gtd. Notes	7.50	6/2/14	2,400,000 b	2,737,464
				48,227,716
Residential Mortgage Pass-Through Ctfs.--.3%
Impac CMB Trust,
Ser. 2005-8, Cl. 2M2	1.01	2/25/36	2,555,489 c	1,156,138
Impac CMB Trust,
Ser. 2005-8, Cl. 2M3	1.76	2/25/36	2,066,738 c	868,455
Impac Secured Assets CMN Owner
Trust, Ser. 2006-1, Cl. 2A1	0.61	5/25/36	1,850,282 c	1,568,688

Prudential Home Mortgage
Securities, Ser. 1994-A, Cl. 5B	6.73	4/28/24	1,628 b,c	1,291
Residential Funding Mortgage
Securities I, Ser. 2004-S3,
Cl. M1	4.75	3/25/19	842,650	573,841
Structured Asset Mortgage
Investments, Ser. 1998-2, Cl. B	5.17	4/30/30	1,087 c	701
Terwin Mortgage Trust,
Ser. 2006-9HGA, Cl. A1	0.34	10/25/37	42,663 b,c	42,171
				4,211,285
Retail--1.0%
Autozone,
Sr. Unscd. Notes	5.75	1/15/15	3,040,000	3,324,620
CVS Pass-Through Trust,
Pass Thru Certificates	8.35	7/10/31	2,715,868 b	3,259,785
Home Depot,
Sr. Unscd. Notes	5.88	12/16/36	2,642,000	2,652,436
Staples,
Gtd. Notes	9.75	1/15/14	2,575,000	3,156,654
				12,393,495
State/Territory General Obligations--2.4%
California
GO (Various Purpose) (Build
America Bonds)	7.30	10/1/39	3,095,000	3,315,983
Erie Tobacco Asset Securitization
Corporation, Tobacco
Settlement Asset-Backed Bonds	6.00	6/1/28	540,000	455,339
Los Angeles Unified School
District Build America, Bonds	6.76	7/1/34	2,555,000	2,767,653
Michigan Tobacco Settlement
Finance Authority, Tobacco
Settlement Asset-Backed Bonds	7.31	6/1/34	3,840,000	3,166,195
New York City Build America,
Bonds	5.99	12/1/36	3,200,000	3,314,944
New York Counties Tobacco Trust
IV, Tobacco Settlement
Pass-Through Bonds	6.00	6/1/27	3,500,000	2,893,590

State of California Build America
Taxable Various Purpose, Bonds	7.55	4/1/39	3,180,000	3,514,345
State of Illinois,
Taxable Bonds	4.42	1/1/15	3,430,000	3,486,252
Tobacco Settlement Authority of
Iowa, Tobacco Settlement
Asset-Backed Bonds	6.50	6/1/23	8,255,000	7,067,188
Tobacco Settlement Finance
Authority of West Virginia,
Tobacco Settlement
Asset-Backed Bonds	7.47	6/1/47	425,000	346,269
				30,327,758
Steel--.3%
Arcelormittal,
Sr. Unscd. Bonds	9.85	6/1/19	2,845,000	3,710,904
Technology--.1%
Sungard Data Systems,
Gtd. Notes	10.25	8/15/15	370,000 a	391,738
Sungard Data Systems,
Gtd. Notes	10.63	5/15/15	620,000	686,650
				1,078,388
Telecommunications--2.7%
AT & T,
Sr. Unscd. Notes	5.60	5/15/18	9,035,000	9,802,171
CC Holdings,
Sr. Scd. Notes	7.75	5/1/17	5,665,000 b	6,189,013
Cellco Partnership,
Sr. Unscd. Notes	5.55	2/1/14	2,800,000	3,085,429
Intelsat Jackson Holdings,
Gtd. Notes	11.25	6/15/16	1,510,000	1,642,125
Intelsat Subsidiary Holding,
Gtd. Notes	8.88	1/15/15	1,055,000 b	1,097,200
Telecom Italia Capital,
Gtd. Notes	5.25	11/15/13	3,775,000	3,977,797
Telecom Italia Capital,
Gtd. Notes	5.25	10/1/15	595,000	614,274
Telecom Italia Capital,

Gtd. Notes	7.72	6/4/38	1,485,000	1,595,677
Verizon Communications,
Sr. Unscd. Notes	6.35	4/1/19	40,000	45,016
Verizon Communications,
Sr. Unscd. Notes	7.35	4/1/39	2,285,000	2,722,290
Wind Acquisition Finance,
Scd. Notes	11.75	7/15/17	2,355,000 b	2,631,713
				33,402,705
Transportation--.1%
Norfolk Southern,
Sr. Unscd. Notes	5.75	4/1/18	830,000	906,549
U.S. Government Agencies--.5%
Federal National Mortgage
Association, Notes	5.25	9/15/16	5,356,000 e	5,965,652
Small Business Administration
Participation Ctfs., Gov't
Gtd. Debs., Ser. 97-J	6.55	10/1/17	203,206	222,822
				6,188,474
U.S. Government Agencies/Mortgage-Backed--26.1%
Federal Home Loan Mortgage Corp.:
3.50%, 9/1/10			109,862 e	110,086
5.00%, 10/1/18 - 6/1/37			20,034,072 e	20,868,643
5.50%, 11/1/22 - 1/1/38			24,412,011 e	25,955,609
6.00%, 7/1/17 - 12/1/37			16,303,324 e	17,495,214
6.50%, 3/1/14 - 3/1/32			536,523 e	589,971
7.00%, 3/1/12			2,968 e	3,089
7.50%, 12/1/25 - 1/1/31			30,354 e	34,534
8.00%, 10/1/19 - 10/1/30			14,034 e	16,017
8.50%, 7/1/30			963 e	1,132
Multiclass Mortgage
Participation Ctfs.,
Ser. 2586, Cl. WE, 4.00%,
12/15/32			2,969,499 e	3,080,705
Multiclass Mortgage
Participation Ctfs.,
Ser. 51, Cl. E, 10.00%,
7/15/20			154,937 e	155,371

Federal National Mortgage Association:
4.50%	24,375,000 e,f	24,580,676
5.00%	79,540,000 e,f	82,280,605
5.50%	33,325,000 e,f	35,616,094
6.00%	23,265,000 e,f	25,024,416
3.53%, 7/1/10	260,881 e	260,971
4.00%, 5/1/10	19,556 e	19,576
4.06%, 6/1/13	100,000 e	104,895
4.50%, 6/1/10	15,830 e	16,051
5.00%, 7/1/11 - 4/1/23	7,768,292 e	8,242,317
5.50%, 8/1/22 - 6/1/38	48,740,878 e	51,532,147
6.00%, 1/1/19 - 4/1/38	17,511,578 e	18,731,239
6.50%, 11/1/10 - 10/1/32	200,087 e	220,460
7.00%, 9/1/14 - 7/1/32	74,488 e	81,951
7.50%, 3/1/12 - 3/1/31	21,844 e	24,124
8.00%, 5/1/13 - 3/1/31	31,475 e	35,786
Pass-Through Ctfs.,
Ser. 2004-58, Cl. LJ,
5.00%, 7/25/34	6,181,657 e	6,501,825
Grantor Trust,
Ser. 2001-T11, Cl. B,
5.50%, 9/25/11	285,000 e	301,114
Pass-Through Ctfs.,
Ser. 1988-16, Cl. B, 9.50%,
6/25/18	93,331 e	106,598
Government National Mortgage Association I:
5.50%, 4/15/33	3,155,458	3,377,425
6.00%, 1/15/29	30,312	33,015
6.50%, 4/15/28 - 9/15/32	63,917	70,531
7.00%, 12/15/26 - 9/15/31	20,666	23,209
7.50%, 12/15/26 - 11/15/30	6,322	7,143
8.00%, 1/15/30 - 10/15/30	20,050	23,105
8.50%, 4/15/25	5,384	6,247
9.00%, 10/15/27	10,259	11,929
9.50%, 2/15/25	3,511	4,041
9.50%, 11/15/17	130,799	142,648
Government National Mortgage Association II:

6.50%, 2/20/31 - 7/20/31	158,664	175,763
7.00%, 11/20/29	484	542
		325,866,814
U.S. Government Securities--11.5%
U.S. Treasury Bonds;
4.25%, 5/15/39	21,113,000	20,162,915
U.S. Treasury Notes:
1.00%, 7/31/11	12,355,000	12,423,533
1.38%, 9/15/12	29,015,000	29,169,157
2.00%, 11/30/13	17,785,000	17,911,451
2.38%, 8/31/14	22,290,000	22,498,969
3.25%, 7/31/16	40,735,000	41,559,273
		143,725,298
Total Bonds and Notes
(cost $1,252,483,037)		1,302,275,546

	Face Amount
	Covered by
Options--.1%	Contracts ($)	Value ($)
Call Options--.1%
5-Year USD LIBOR-BBA,
July 2010 @ 2.62	78,340,000 g	410,478
U.S. Treasury 10 Year Notes,
May 2010 @ 118.0	638,000 g	388,784
		799,262
Put Options--.0%
4-Year USD LIBOR-BBA,
May 2010 @ 2.80	60,500,000 g	10,802
Total Options
(cost $1,071,073)		810,064

	Principal
Short-Term Investments--7.9%	Amount ($)	Value ($)
U.S. Treasury Bills:
0.15%, 5/13/10	84,500,000	84,497,381
0.15%, 7/22/10	14,698,000 h	14,693,194
Total Short-Term Investments

(cost $99,188,968)		99,190,575

Other Investment--.5%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $5,678,000)	5,678,000 [i]	5,678,000

Investment of Cash Collateral for
Securities Loaned--1.4%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $17,377,764)	17,377,764 [i]	17,377,764

Total Investments (cost $1,375,798,842)	114.4%	1,425,331,949
Liabilities, Less Cash and Receivables	(14.4%)	(179,741,071)
Net Assets	100.0%	1,245,590,878

GO--General Obligations
a Security, or portion thereof, on loan. At April 30, 2010, the total market value of the fund's securities on loan is
$14,878,592 and the total market value of the collateral held by the fund is $17,377,764.
b Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2010, these securities had a total market value of $207,368,390 or 16.6% of net assets.
c Variable rate security--interest rate subject to periodic change.
d Principal amount stated in U.S. Dollars unless otherwise noted.
EUR--Euro
e On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Federal National Mortgage Association and
Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator. As such, the FHFA will oversee the continuing affairs of these companies.
f Purchased on a forward commitment basis.
g Non-income producing security.
h Held by a broker as collateral for open financial futures, options, forward foreign currency exchange contracts, and swap positions.
i Investment in affiliated money market mutual fund.

At April 30, 2010, the aggregate cost of investment securities for income tax purposes was $1,375,798,842.

Net unrealized appreciation on investments was $51,087,307 of which $66,189,957 related to appreciated investment securities and $15,102,650 related to depreciated investment securities.

STATEMENT OF FINANCIAL FUTURES
April 30, 2010 (Unaudited)

					Unrealized
		Market Value			Appreciation
		Covered by			(Depreciation)
	Contracts	Contracts ($)	Expiration		at 4/30/2010 ($)
Financial Futures Long
U.S. Treasury 2 Year Notes	190	41,339,843	June 2010		96,905
U.S. Treasury 30 Year Bonds	319	37,980,938	June 2010		1,215,516
Financial Futures Short
U.S. Treasury 10 Year Notes	395	(46,572,969)	June 2010		(353,172)

Gross Unrealized Appreciation					1,312,421
Gross Unrealized Depreciation					(353,172)

STATEMENT OF OPTIONS WRITTEN
April 30, 2010 (Unaudited)

			Face Amount
			Covered by
			Contracts ($)		Value ($)
Call Options:
3-Month USD LIBOR-BBA,
July 2010 @ 3.62			42,000,000	a	(420,180)
10-Year USD LIBOR-BBA,
November 2012 @ 4.76			62,170,000	a	(3,668,494)
10-Year USD LIBOR-BBA,
February 2012 @ 4.70			30,965,000	a	(1,845,178)
U.S. Treasury 10 Year Notes
May 2010 @ 118			1,276,000	a	(319,000)
Put Options:

10-Year USD LIBOR-BBA,
February 2011 @ 5.36	39,580,000	a	(181,874)
10-Year USD LIBOR-BBA,
November 2012 @ 4.76	62,170,000	a	(3,414,934)
10-Year USD LIBOR-BBA,
February 2012 @ 4.70	30,965,000	a	(1,845,178)
U.S. Treasury 5 Year Notes
May 2010 @ 114.50	534,000	a	(45,892)
(Premiums received $13,294,930)			(11,740,730)

BBA--British Bankers Association
LIBOR--London Interbank Offered Rate
USD--US Dollar

a	Non-income producing security.

At April 30, 2010, the fund held the following forward foreign currency exchange contracts:

				Unrealized
Forward Foreign Currency	Foreign			Appreciation
Exchange Contracts	Currency Amount	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:
Brazilian Real, expiring 5/7/2010	10,730,000	6,033,174	6,164,187	131,013
Canadian Dollar, expiring 5/27/2010	6,315,000	6,318,633	6,217,270	(101,363)
Malaysian Ringgit, expiring 5/7/2010	19,530,000	6,092,653	6,130,520	37,867
Malaysian Ringgit, expiring 5/27/2010	10,675,000	3,325,752	3,347,029	21,277
Mexican New Peso, expiring 5/7/2010	74,410,000	6,045,661	6,039,184	(6,477)
Philippines Peso, expiring 5/7/2010	273,320,000	6,084,595	6,142,713	58,118
Russian Ruble, expiring 5/7/2010	178,690,000	6,081,822	6,114,286	32,464
South Korean Won, expiring 5/27/2010	17,534,205,000	15,728,284	15,807,231	78,947
Sales:		Proceeds ($)
Euro, expiring 5/27/2010	39,740,000	53,210,270	52,916,877	293,393

Gross Unrealized Appreciation				653,079
Gross Unrealized Depreciation				(107,840)

				Implied
Notional	Reference			Credit	(Pay) /Receive	Market	Unrealized
Amount ($)	Entity	Counterparty	Fixed Rate (%)	Spread	Expriration	Value ($)	Depreciation ($)
11,710,000	Northern Tobacco, 5%, 6/1/2046	Citibank	1.35	1,000	12/20/2011	(1,441,231.66)	(1,441,231)
11,710,000	Southern California Tobacco, 5%, 6/1/2037	Citibank	1.35	1,000	12/20/2011	(1,441,231.66)	(1,441,232)
							(2,882,463)

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2010 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant Observable	Unobservable
Assets ($)	Prices	Inputs	Inputs	Total
Investments in Securities:
U.S. Treasury	-	242,915,873	-	242,915,873
Asset-Backed	-	71,298,532	-	71,298,532
Corporate Bonds+	-	552,529,028	-	552,529,028
Foreign Government	-	22,361,495	-	22,361,495
Municipal Bonds	-	30,327,758	-	30,327,758
U.S. Government Agencies/Mortgage-Backed	-	332,055,288	-	332,055,288
Residential Mortgage-Backed	-	4,211,285	-	4,211,285
Commercial Mortgage-Backed	-	145,766,862	-	145,766,862
Mutual Funds	23,055,764	-	-	23,055,764
Other Financial Instruments:++
Forward Foreign Currency Exchange Contracts	-	653,079	-	653,079
Futures	1,312,421	-	-	1,312,421
Options	388,784	421,280	-	810,064
Liabilities ($)
Other Financial Instruments:++
Forward Foreign Currency Exchange Contracts	-	(107,840)	-	(107,840)
Futures	(353,172)	-	-	(353,172)
Options	(364,892)	(11,375,838)	-	(11,740,730)
Swaps	-	(2,882,463)	-	(2,882,463)

+ See Statement of Investments for industry classification.
++ Other financial instruments include derivative instruments, such as futures, forward foreign currency exchange contracts, swap contracts and options contracts. Amounts shown represent unrealized appreciation (depreciation), or in the case of options, market value at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities excluding short-term investments (other than U.S.Treasury Bills), financial futures, options, swap transactions and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available, that are not valued by a pricing service approved by the Board of Directors, or are determined by the fund not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Board of Directors. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S.Treasury Bills, are carried at amortized cost, which approximates value. Registered investment companies that are not traded on an exchange are valued at their net asset value. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are priced at the mean between the bid and the asked price. Investments in swap transactions are valued each business day by an independent pricing service approved by the Board of Directors. Swaps are valued by the service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward contracts are valued at the forward rate.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The provisions of ASC Topic 815 “Derivatives and Hedging” require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives, which are accounted for as “hedges” and those that do not qualify for hedge accounting. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for such accounting. Accordingly, even though a fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of this disclosure.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk, as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures, since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Options: The fund may purchase and write (sell) put and call options to hedge against changes in interest rates, or as a substitute for an investment. The fund is subject to interest rate risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. One risk of holding a put or a call option is that if the option is not sold or exercised prior to its expiration, it becomes worthless. However, this risk is limited to the premium paid by the fund.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Swaps: The fund may enter into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. The fund enters into these agreements for a variety of reasons, including to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

The fund accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap contracts in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swaps contracts in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and /or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the contract’s term/event with the exception of forward started interest rate swaps which are recorded as realized gains or losses on the termination date. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation on swap transactions.

Credit Default Swaps: Credit default swaps involve commitments to pay a fixed interest rate in exchange for payment if a credit event affecting a third party (the referenced company) occurs. Credit events may include a failure to pay interest or principal, bankruptcy, or restructuring. The fund enters into these agreements to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. For those credit default swaps in which the fund is paying a fixed rate, the fund is buying credit protection on the instrument. In the event of a credit event, the fund would receive the full notional amount for the reference obligation. For those credit default swaps in which the fund is receiving a fixed rate, the fund is selling credit protection on the underlying instrument. The maximum payouts for these contracts are limited to the notional amount of each swap. Credit default swaps may involve greater risks than if the fund had invested in the reference obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk.

The maximum potential amount of future payments (undiscounted) that a fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement (which may exceed the amount of unrealized appreciation or depreciation reflected on the Statement of Assets and Liabilities). Notional amounts of all credit default swap agreements are disclosed in the accompanying chart, which summarizes open credit default swaps on corporate and sovereign issues entered into by the fund at April 30, 2010. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the fund for the same referenced entity or entities.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Short Term Income Fund
April 30, 2010 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--98.1%	Rate (%)	Date	Amount ($)	Value ($)
Advertising--.3%
Lamar Media,
Gtd. Notes	6.63	8/15/15	789,000 a	781,110
Agriculture--1.1%
Altria Group,
Gtd. Notes	8.50	11/10/13	1,585,000	1,864,497
Philip Morris International,
Sr. Unscd. Notes	4.88	5/16/13	775,000	837,949
				2,702,446
Asset-Backed Ctfs./Auto Receivables--4.9%
Ally Auto Receivables Trust,
Ser. 2010-1, Cl. B	3.29	3/15/15	775,000 b	756,555
Americredit Automobile Receivables
Trust, Ser. 2010-1, Cl. A3	1.66	3/17/14	370,000	370,249
Americredit Automobile Receivables
Trust, Ser. 2010-1, Cl. B	3.72	11/17/14	1,230,000	1,240,546
Americredit Automobile Receivables
Trust, Ser. 2007-CM, Cl. A3A	5.42	5/7/12	286,479	289,110
Americredit Prime Automobile
Receivables, Ser. 2007-1, Cl. E	6.96	3/8/16	389,146 b	363,666
Carmax Auto Owner Trust,
Ser. 2010-1, Cl. B	3.75	12/15/15	185,000	185,893
Carmax Auto Owner Trust,
Ser. 2006-2, Cl. B	5.31	4/16/12	565,000	586,120
Chrysler Financial Auto
Securitization Trust,
Ser. 2009-B, Cl. B	2.94	6/8/13	530,000	530,247
Chrysler Financial Lease Trust,
Ser. 2010-A, Cl. A2	1.78	6/15/11	1,265,000 b	1,264,018
Ford Credit Auto Owner Trust,
Ser. 2006-C, Cl. B	5.30	6/15/12	1,875,000	1,960,308

Ford Credit Auto Owner Trust,
Ser. 2007-A, Cl. D	7.05	12/15/13	1,000,000 b	1,071,246
Franklin Auto Trust,
Ser. 2008-A, Cl. B	6.10	5/20/16	585,000 b	615,164
Hyundai Auto Receivables Trust,
Ser. 2006-B, Cl. C	5.25	5/15/13	640,567	650,749
JP Morgan Auto Receivables Trust,
Ser. 2008-A, Cl. CTFS	5.22	7/15/15	377,828 b	361,715
JPMorgan Auto Receivables Trust,
Ser. 2008-A, Cl. D	5.22	1/15/11	471,191 b	473,707
Wachovia Auto Loan Owner Trust,
Ser. 2006-1, Cl. C	5.22	11/20/12	740,000 b	753,270
Wachovia Auto Loan Owner Trust,
Ser. 2007-1, Cl. C	5.45	10/22/12	300,000	308,645
				11,781,208
Asset-Backed Ctfs./Home Equity Loans--1.5%
Ameriquest Mortgage Securities,
Ser. 2003-11, Cl. AF6	5.14	1/25/34	938,858 c	933,603
Bayview Financial Acquisition
Trust, Ser. 2005-B, Cl. 1A6	5.21	4/28/39	1,646,232 c	1,544,985
Carrington Mortgage Loan Trust,
Ser. 2005-NC5, Cl. A2	0.58	10/25/35	477,761 c	454,798
Green Tree Financial,
Ser. 1994-7, Cl. M1	9.25	3/15/20	81,485	82,109
Home Equity Asset Trust,
Ser. 2005-2, Cl. M1	0.71	7/25/35	172,330 c	169,378
Morgan Stanley Capital,
Ser. 2004-NC1, Cl. M2	2.59	12/27/33	277,086 c	237,036
Residential Asset Mortgage
Products, Ser. 2003-RS9,
Cl. MI1	5.80	10/25/33	463,360 c	240,176
				3,662,085
Automobiles--.2%
Goodyear Tire & Rubber,
Gtd. Notes	8.63	12/1/11	460,000	482,425
Banks--4.7%
Bank of America,

Sr. Unscd. Notes	7.38	5/15/14	1,880,000	2,119,390
Barclays Bank,
Sr. Unscd. Notes, Ser. 1	5.00	9/22/16	345,000	357,936
Barclays Bank,
Sr. Unscd. Notes	5.20	7/10/14	780,000	837,376
Capital One Financial,
Sr. Unscd. Notes	7.38	5/23/14	750,000	867,594
Citigroup,
Sr. Unscd. Notes	5.50	4/11/13	2,250,000	2,377,652
JPMorgan Chase & Co.,
Sr. Unscd. Notes	5.38	1/15/14	1,085,000	1,178,685
Lloyds TSB Bank,
Bank Gtd. Bonds	4.38	1/12/15	1,200,000 b	1,192,856
Morgan Stanley,
Sr. Unscd. Notes	6.00	4/28/15	300,000	320,924
UBS,
Sr. Unscd. Notes	3.88	1/15/15	575,000	580,954
Wells Fargo Capital XIII,
Gtd. Secs.	7.70	12/29/49	1,470,000 c	1,536,150
				11,369,517
Casinos--.2%
Ameristar Casinos,
Gtd. Notes	9.25	6/1/14	339,000	357,645
Chemicals--.4%
Dow Chemical,
Sr. Unscd. Notes	8.55	5/15/19	450,000	550,766
Sherwin-Williams,
Sr. Unscd. Notes	3.13	12/15/14	295,000	298,939
				849,705
Commercial & Professional Services--1.0%
Aramark,
Gtd. Notes	8.50	2/1/15	456,000 a	470,250
ERAC USA Finance,
Gtd. Notes	5.60	5/1/15	720,000 b	766,745
Erac USA Finance,
Gtd. Notes	5.90	11/15/15	1,100,000 b	1,200,498
				2,437,493

Commercial Mortgage Pass-Through Ctfs.--6.4%
Banc of America Commercial
Mortgage, Ser. 2005-6, Cl. A1	5.00	9/10/47	482,447	485,088
Banc of America Commercial
Mortgage, Ser. 2005-6, Cl. A2	5.17	9/10/47	675,000	683,983
Bear Stearns Commercial Mortgage
Securities, Ser. 2006-PW12,
Cl. AAB	5.70	9/11/38	375,000 c	406,794
Credit Suisse Mortgage Capital
Certificates, Ser. 2006-C1,
Cl. A2	5.51	2/15/39	1,200,000	1,247,076
Crown Castle Towers,
Ser. 2006-1A, Cl. AFX	5.24	11/15/36	1,300,000 b	1,359,714
Crown Castle Towers,
Ser. 2006-1A, Cl. B	5.36	11/15/36	460,000 b	481,240
Crown Castle Towers,
Ser. 2006-1A, Cl. C	5.47	11/15/36	1,035,000 b	1,082,728
CS First Boston Mortgage
Securities, Ser. 2005-C4,
Cl. A2	5.02	8/15/38	1,250,000	1,249,074
First Union National Bank
Commercial Mortgage,
Ser. 2001-C2, Cl. A2	6.66	1/12/43	356,590	366,321
GS Mortgage Securities Corporation
II, Ser. 2007-EOP, Cl. B	0.50	3/6/20	1,630,000 b,c	1,459,762
GS Mortgage Securities Corporation
II, Ser. 2007-EOP, Cl. F	0.73	3/6/20	730,000 b,c	628,388
GS Mortgage Securities Corporation
II, Ser. 2007-EOP, Cl. K	1.33	3/6/20	350,000 b,c	289,560
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2003-CB7, Cl. A3	4.45	1/12/38	690,000	698,495
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2001-CIBC, Cl. D	6.75	3/15/33	955,000	980,289
JPMorgan Chase Commercial Mortgage
Securities, Ser. 2006-CB14,

Cl. ASB	5.51	12/12/44	375,000	398,495
JPMorgan Mortgage Acquisition,
Ser. 2006-CH2, Cl. AV2	0.31	10/25/36	247,285 c	237,326
Merrill Lynch Mortgage Trust,
Ser. 2005-CKI1, Cl. A2	5.21	11/12/37	350,000 c	354,719
Morgan Stanley Dean Witter Capital
I, Ser. 2001-TOP3, Cl. A4	6.39	7/15/33	1,308,618	1,359,154
SBA CMBS Trust,
Ser. 2006-1A, Cl. A	5.31	11/15/36	1,695,000 b	1,759,115
				15,527,321
Computers--.3%
Hewlett-Packard,
Sr. Unscd. Notes	2.25	5/27/11	405,000	410,356
Hewlett-Parkard,
Sr. Unscd. Notes	2.95	8/15/12	410,000	424,393
				834,749
Diversified Financial Services--5.7%
American Express Credit,
Sr. Unscd. Notes	5.13	8/25/14	130,000	139,914
American Express Credit,
Sr. Unscd. Notes, Ser. C	7.30	8/20/13	155,000	176,789
American Express,
Sr. Unscd. Notes	7.25	5/20/14	840,000	962,061
Ameriprise Financial,
Jr. Sub. Notes	7.52	6/1/66	212,000 c	215,710
Capital One Bank USA,
Sub. Notes	8.80	7/15/19	765,000	939,628
Caterpillar Financial Services,
Sr. Unscd. Notes	5.13	10/12/11	765,000	808,093
Caterpillar Financial Services,
Sr. Unscd. Notes	6.13	2/17/14	725,000	820,478
Countrywide Home Loans,
Gtd. Notes, Ser. L	4.00	3/22/11	280,000	287,003
Credit Suisse Guernsey,
Jr. Sub. Notes	5.86	12/31/49	660,000 c	626,175
Credit Suisse USA,
Gtd. Notes	5.50	8/16/11	545,000	573,332

Discover Financial Services,
Sr. Unscd. Notes	10.25	7/15/19	475,000	583,185
Ford Motor Credit,
Sr. Unscd. Notes	8.00	12/15/16	1,170,000 a	1,248,699
Fresenius US Finance II,
Gtd. Notes	9.00	7/15/15	985,000 b	1,113,050
General Electric Capital,
Sr. Unscd. Notes	4.80	5/1/13	1,155,000	1,237,027
General Electric Capital,
Sr. Unscd. Notes, Ser. A	5.45	1/15/13	900,000	976,549
General Electric Capital,
Sr. Unscd. Notes	5.90	5/13/14	245,000	271,500
Harley-Davidson Funding,
Gtd. Notes	5.75	12/15/14	1,080,000 b	1,107,743
Hutchison Whampoa International,
Gtd. Notes	4.63	9/11/15	570,000 b	592,799
Invesco,
Gtd. Notes	5.38	2/27/13	380,000	395,073
Jefferies Group,
Sr. Unscd. Notes	7.75	3/15/12	368,000	398,831
Leucadia National,
Sr. Unscd. Notes	7.00	8/15/13	270,000 a	284,175
				13,757,814
Electric Utilities--3.6%
AES,
Sr. Unscd. Notes	7.75	10/15/15	470,000	481,750
Appalachian Power,
Sr. Unscd. Notes, Ser. O	5.65	8/15/12	315,000	339,719
Columbus Southern Power,
Sr. Unscd. Notes	6.05	5/1/18	150,000	162,983
Duke Energy Ohio,
First Mortgage Notes	2.10	6/15/13	925,000	930,164
Enel Finance International,
Gtd. Notes	5.70	1/15/13	620,000 b	672,814
FPL Group Capital,
Gtd. Debs.	5.63	9/1/11	1,100,000	1,159,874
National Grid,

Sr. Unscd. Notes	6.30	8/1/16	724,000	816,533
Nevada Power,
Mortgage Notes	6.50	4/15/12	1,000,000	1,085,346
NiSource Finance,
Gtd. Notes	6.15	3/1/13	545,000	595,869
PacifiCorp,
First Mortgage Bonds	6.90	11/15/11	2,265,000	2,459,783
				8,704,835
Environmental Control--1.0%
Allied Waste North America,
Gtd. Notes, Ser. B	7.13	5/15/16	210,000	229,445
Republic Services,
Gtd. Notes	5.50	9/15/19	245,000 b	257,681
Veolia Environnement,
Sr. Unscd. Notes	5.25	6/3/13	920,000	990,337
Waste Management,
Gtd. Notes	6.38	3/11/15	725,000	822,212
				2,299,675
Food & Beverages--1.6%
Anheuser-Busch InBev Worldwide,
Gtd. Notes	7.20	1/15/14	1,565,000 b	1,802,975
Diageo Capital,
Gtd. Notes	7.38	1/15/14	975,000	1,139,481
Kraft Foods,
Sr. Unscd. Notes	6.00	2/11/13	145,000	160,790
Kraft Foods,
Sr. Unscd. Notes	6.13	2/1/18	530,000	586,368
Stater Brothers Holdings,
Gtd. Notes	7.75	4/15/15	116,000	118,320
Stater Brothers Holdings,
Gtd. Notes	8.13	6/15/12	131,000	132,146
				3,940,080
Foreign/Governmental--.8%
Federal Republic of Brazil,
Sr. Unscd. Notes	7.88	3/7/15	410,000 a	487,900
Province of Ontario Canada,
Sr. Unscd. Bonds	4.38	2/15/13	760,000	811,409

Province of Quebec Canada,
Unscd. Debs., Ser. PJ	6.13	1/22/11	685,000	712,847
				2,012,156
Health Care--1.3%
Community Health Systems,
Gtd. Notes	8.88	7/15/15	460,000	484,150
HCA,
Scd. Notes	9.25	11/15/16	550,000	596,063
Medco Health Solutions,
Sr. Unscd. Notes	7.25	8/15/13	725,000	829,404
Wyeth,
Gtd. Notes	6.95	3/15/11	1,150,000 c	1,213,508
				3,123,125
Manufacturing--.3%
Bombardier,
Sr. Unscd. Notes	8.00	11/15/14	600,000 b	633,000
Media--4.5%
CCO Holdings Capital,
Gtd. Notes	7.88	4/30/18	460,000 b	470,350
Clear Channel Worldwide,
Gtd. Notes	9.25	12/15/17	15,000 a,b	16,088
Clear Channel Worldwide,
Gtd. Notes	9.25	12/15/17	565,000 b	608,081
Comcast,
Gtd. Notes	5.50	3/15/11	780,000	810,065
Cox Communications,
Sr. Unscd. Notes	6.25	6/1/18	650,000 b	710,841
CSC Holdings,
Sr. Unscd. Notes	8.50	4/15/14	100,000 b	107,750
Dish DBS,
Gtd. Notes	7.75	5/31/15	265,000	279,575
Intelsat Subsidiary Holding,
Gtd. Notes	8.88	1/15/15	575,000 b	598,000
NBC Universal,
Notes	3.65	4/30/15	700,000 a,b	707,480
News America,
Gtd. Notes	5.30	12/15/14	735,000	808,618

Reed Elsevier Capital,
Gtd. Notes	4.63	6/15/12	310,000	326,875
Reed Elsevier Capital,
Gtd. Notes	7.75	1/15/14	900,000	1,042,440
Time Warner Cable,
Gtd. Notes	5.40	7/2/12	1,400,000	1,507,674
Time Warner Cable,
Gtd. Notes	6.20	7/1/13	1,380,000	1,539,111
Time Warner,
Gtd. Notes	5.88	11/15/16	1,150,000	1,278,649
				10,811,597
Mining--.5%
Rio Tinto Finance USA,
Gtd. Notes	5.88	7/15/13	540,000	597,105
Teck Resources,
Sr. Scd. Notes	10.25	5/15/16	550,000	665,500
				1,262,605
Office And Business Equipment--.4%
Xerox,
Sr. Unscd. Notes	8.25	5/15/14	730,000	855,728
Oil & Gas--1.4%
Chesapeake Energy,
Gtd. Notes	9.50	2/15/15	510,000	561,638
EQT,
Sr. Unscd. Notes	8.13	6/1/19	215,000	261,127
Husky Energy,
Sr. Unscd. Notes	5.90	6/15/14	725,000	803,177
Marathon Oil,
Sr. Unscd. Notes	6.50	2/15/14	445,000	502,768
Sempra Energy,
Sr. Unscd. Notes	6.50	6/1/16	435,000 a	495,208
Valero Energy,
Sr. Unscd. Notes	6.13	2/1/20	660,000	686,663
				3,310,581
Packaging & Containers--.4%
Bemis Company,
Sr. Unscd. Notes	5.65	8/1/14	435,000	476,096

Crown Americas,
Gtd. Notes	7.75	11/15/15	575,000	599,438
				1,075,534
Paper & Paper Related--.5%
Georgia-Pacific,
Gtd. Notes	7.00	1/15/15	205,000 b	214,225
Georgia-Pacific,
Gtd. Notes	8.25	5/1/16	860,000 b	946,000
				1,160,225
Pipelines--.9%
El Paso,
Sr. Unscd. Notes	8.25	2/15/16	485,000	528,650
Kinder Morgan Energy Partners,
Sr. Unscd. Notes	5.63	2/15/15	910,000	997,913
Plains All American Pipeline,
Gtd. Notes	4.25	9/1/12	650,000	679,264
				2,205,827
Property & Casualty Insurance--3.7%
Allstate,
Sr. Unscd. Notes	5.00	8/15/14	630,000	682,157
Hanover Insurance Group,
Sr. Unscd. Notes	7.50	3/1/20	150,000	157,567
Jackson National Life Global
Funding, Sr. Scd. Notes	5.38	5/8/13	590,000 b	633,414
Lincoln National,
Sr. Unscd. Notes	8.75	7/1/19	1,110,000	1,386,943
Metropolitan Life Global Funding
I, Sr. Scd. Notes	5.13	4/10/13	1,000,000 b	1,076,657
Nippon Life Insurance,
Sub. Notes	4.88	8/9/10	1,050,000 b	1,057,461
Principal Financial Group,
Gtd. Notes	8.88	5/15/19	1,125,000	1,390,008
Prudential Financial,
Sr. Unscd. Notes	4.75	9/17/15	625,000	649,477
Prudential Financial,
Sr. Unscd. Notes	5.10	12/14/11	485,000	509,568
Willis North America,

Gtd. Notes	7.00	9/29/19	1,360,000	1,442,982
				8,986,234
Real Estate--3.4%
Boston Properties,
Sr. Unscd. Notes	5.63	4/15/15	620,000	666,540
Duke Realty,
Sr. Unscd. Notes	5.88	8/15/12	570,000	599,803
Duke Realty,
Sr. Unscd. Notes	6.75	3/15/20	110,000	115,662
Duke Realty,
Sr. Unscd. Notes	8.25	8/15/19	495,000	563,345
ERP Operating,
Sr. Unscd. Notes	5.75	6/15/17	230,000	247,003
Federal Realty Investment Trust,
Sr. Unscd. Bonds	5.65	6/1/16	345,000	348,256
Federal Realty Investment Trust,
Sr. Unscd. Notes	6.00	7/15/12	305,000	326,243
Healthcare Realty Trust,
Sr. Unscd. Notes	5.13	4/1/14	1,165,000	1,190,715
HRPT Properties Trust,
Sr. Unscd. Notes	0.86	3/16/11	462,000 c	455,384
Liberty Property,
Sr. Unscd. Notes	5.50	12/15/16	165,000	169,208
Mack-Cali Realty,
Sr. Unscd. Notes	5.25	1/15/12	300,000	312,588
Regency Centers,
Gtd. Notes	5.88	6/15/17	370,000	377,670
Simon Property Group,
Sr. Unscd. Notes	4.20	2/1/15	930,000	945,337
Simon Property Group,
Sr. Unscd. Notes	5.65	2/1/20	337,000	347,790
Simon Property Group,
Sr. Unscd. Notes	5.88	3/1/17	443,000	474,758
WEA Finance,
Gtd. Notes	7.13	4/15/18	660,000 b	747,026
WEA Finance,
Gtd. Notes	7.50	6/2/14	320,000 b	364,995

				8,252,323
Residential Mortgage Pass-Through Ctfs.--.3%
GSR Mortgage Loan Trust,
Ser. 2004-12, Cl. 2A2	3.54	12/25/34	401,576 c	326,213
Impac Secured Assets CMN Owner
Trust, Ser. 2006-1, Cl. 2A1	0.61	5/25/36	416,696 c	353,279
				679,492
Retail--.6%
Autozone,
Sr. Unscd. Notes	5.75	1/15/15	805,000	880,368
Staples,
Gtd. Notes	9.75	1/15/14	405,000 a	496,483
				1,376,851
State/Territory General Obligations--1.5%
Erie Tobacco Asset Securitization
Corporation, Tobacco
Settlement Asset-Backed Bonds	6.00	6/1/28	815,000	687,224
Michigan Tobacco Settlement
Finance Authority, Tobacco
Settlement Asset-Backed Bonds	7.31	6/1/34	725,000	597,784
State of Illinois,
Taxable Bonds	4.42	1/1/15	640,000	650,496
Tobacco Settlement Authority of
Iowa, Tobacco Settlement
Asset-Backed Bonds	6.50	6/1/23	2,082,000	1,782,421
				3,717,925
Telecommunications--2.7%
AT & T,
Gtd. Notes	7.30	11/15/11	565,000 c	616,547
CC Holdings,
Sr. Scd. Notes	7.75	5/1/17	395,000 b	431,538
Cellco Partnership/Verizon
Wireless Capital, Sr. Unscd.
Notes	5.55	2/1/14	1,100,000	1,212,133
General Electric Capital,
Gtd. Notes	3.00	12/9/11	2,250,000	2,326,361
Telecom Italia Capital,

Gtd. Notes	5.25	11/15/13	1,230,000	1,296,077
Verizon Communications,
Sr. Unscd. Notes	6.35	4/1/19	575,000	647,103
				6,529,759
U.S. Government Agencies/Mortgage-Backed--11.2%
Federal Home Loan Mortgage Corp.:
1.70%, 12/17/12			6,220,000 d	6,216,293
3.50%, 9/1/10			128,172 d	128,434
4.50%, 7/15/13			4,940,000 d	5,356,674
6.50%, 6/1/32			2,132 d	2,345
Stripped Security, Interest
Only Class, Ser. 1987,
Cl. PI, 7.00%, 9/15/12			25,686 d,e	1,387
Federal National Mortgage Association:
4.00%, 5/1/10			22,861 d	22,885
4.13%, 4/15/14			4,325,000 d	4,649,557
Bonds, Ser. 1 4.75%,
11/19/12			8,638,000 d	9,344,701
5.38%, 11/15/11			75,000 d	80,170
5.62%, 12/1/11			782,051 d	824,509
Gtd. Pass-Through Ctfs.,
Ser. 2003-49, Cl. JE,
3.00%, 4/25/33			378,928 d	376,819
Government National Mortgage Association II:
7.00%, 12/20/30 - 4/20/31			16,779	18,808
7.50%, 11/20/29 - 12/20/30			18,804	21,185
				27,043,767
U.S. Government Securities--30.8%
U.S. Treasury Notes:
0.88%, 4/30/11			14,280,000	14,340,247
1.00%, 8/31/11			12,845,000	12,912,244
1.38%, 9/15/12			9,455,000	9,505,234
2.00%, 11/30/13			17,665,000	17,790,598
2.75%, 7/31/10			1,135,000	1,142,316
3.25%, 7/31/16			7,850,000	8,008,845
4.88%, 5/31/11			10,280,000	10,765,894
				74,465,378

Total Bonds and Notes
(cost $232,267,576)		236,990,215
	Face Amount
	Covered by
Options--.0%	Contracts ($)	Value ($)
Put Options
4-Year USD LIBOR-BBA,
May 2010 @ 2.81
(cost $49,687)	11,970,000 [f]	2,137
	Principal
Short-Term Investments--.1%	Amount ($)	Value ($)
U.S. Treasury Bills;
0.15%, 7/22/10
(cost $219,927)	220,000 [g]	219,928

Other Investment--.8%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $2,039,000)	2,039,000 [h]	2,039,000
Investment of Cash Collateral for
Securities Loaned--1.7%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $4,150,131)	4,150,131 [h]	4,150,131

Total Investments (cost $238,726,321)	100.7%	243,401,411
Liabilities, Less Cash and Receivables	(.7%)	(1,732,805)
Net Assets	100.0%	241,668,606

a	Security, or portion thereof, on loan. At April 30, 2010, the total market value of the fund's securities on loan is $4,000,606 and the total market value of the collateral held by the fund is $4,150,131.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2010, these securities had a total market value of $30,749,915 or 12.7% of net assets.
c	Variable rate security--interest rate subject to periodic change.

d On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Federal National Mortgage Association and
Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator. As such, the FHFA will oversee the continuing affairs of these companies.
e Notional face amount shown.
f Non-income producing security.
g Held by a broker as collateral for open financial futures positions.
h Investment in affiliated money market mutual fund.

At April 30, 2010, the aggregate cost of investment securities for income tax purposes was $238,726,321. Net unrealized appreciation on investments was $4,715,668 of which $6,705,969 related to appreciated investment securities and $1,990,301 related to depreciated investment securities.

STATEMENT OF FINANCIAL FUTURES
April 30, 2010 (Unaudited)

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 4/30/2010 ($)
Financial Futures Long
U.S. Treasury 2 Year Notes	180	39,164,062	June 2010	77,359
U.S. Treasury 5 Year Notes	92	10,659,063	June 2010	39,008
Financial Futures Short
U.S. Treasury 10 Year Notes	143	(16,860,594)	June 2010	(60,828)

Gross Unrealized Appreciation				116,367
Gross Unrealized Depreciation				(60,828)

STATEMENT OF OPTIONS WRITTEN
April 30, 2010 (Unaudited)

	Face Amount
	Covered by
	Contracts ($)		Value ($)
Put Options:

U.S. Treasury 5 Year Notes
May 2010 @ 114.50	106,000	a	(9,110)
(Premiums received $49,688)

a Non-income producing security.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2010 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant Observable	Unobservable
Assets ($)	Prices	Inputs	Inputs	Total
Investments in Securities:
U.S. Treasury	-	74,685,306	-	74,685,306
Asset-Backed	-	15,443,293	-	15,443,293
Corporate Bonds+	-	98,100,883	-	98,100,883
Foreign Government	-	2,012,156	-	2,012,156
Municipal Bonds	-	3,717,925	-	3,717,925
U.S. Government Agencies/Mortgage-Backed	-	27,043,767	-	27,043,767
Residential Mortgage-Backed	-	679,492	-	679,492
Commercial Mortgage-Backed	-	15,527,321	-	15,527,321
Mutual Funds	6,189,131	-	-	6,189,131
Other Financial Instruments:++
Futures	116,367	-	-	116,367
Options	-	2,137	-	2,137
Liabilities ($)
Other Financial Instruments:++
Futures	(60,828)	-	-	(60,828)
Options	(9,110)	-	-	(9,110)

+ See Statement of Investments for industry classification.
++ Other financial instruments include derivative instruments, such as futures, forward foreign currency exchange contracts, swap contracts and options contracts. Amounts shown represent unrealized appreciation (depreciation), or in the case of options, market value at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures, options transactions, swap transactions and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available and are not valued by a pricing service approved by the Board of Directors, or are determined by the fund not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Board of Directors. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S.Treasury Bills, are carried at amortized cost, which approximates value. Registered investment companies that are not traded on an exchange are valued at their net asset value. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are valued at the mean between the bid and asked price. Investments in swap transactions are valued each business day by an independent pricing service approved by the Board of Directors. Swaps are valued by the service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuers and swap spreads on interest rates. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward contracts are valued at the forward rate.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The provisions of ASC Topic 815 “Derivatives and Hedging” require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives, which are accounted for as “hedges” and those that do not qualify for hedge accounting. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for such accounting. Accordingly, even though a fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of this disclosure.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk, as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures, since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Options: The fund may purchase and write (sell) put and call options to hedge against changes in interest rates, or as a substitute for an investment. The fund is subject to interest rate risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. One risk of holding a put or a call option is that if the option is not sold or exercised prior to its expiration, it becomes worthless. However, this risk is limited to the premium paid by the fund.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Investment Grade Funds, Inc.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	June 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	June 23, 2010

By:	/s/ James Windels
James Windels
Treasurer

Date:	June 23, 2010

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)